Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income	$ 905,632	$ 394,901
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,221	3,128
Stock-based compensation	123,355	15,659
Allowance for refunds and chargebacks	5,036	(7,543)
Deferred Income Taxes	(49,826)	4,588
Changes in assets and liabilities:
Accounts receivable	11,351	(15,577)
Other assets	2,208	(97,650)
Deposits	39,405
Income taxes payable	358,325	70,863
Accrued expenses and other	1,305	130,074
Deferred revenue	38,267	(26,880)
Net cash provided by operating activities	1,441,279	471,563
Cash flows from investing activities:
Purchases of property and equipment	(150,349)	(3,164)
Net cash used in by investing activities	(150,349)	(3,164)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of offering costs	96,816
Proceeds from shareholder		100,000
Repayments of amounts due to shareholder		(100,000)
Net cash provided by financing activities	96,816
Change in cash and cash equivalents	1,387,746	468,399
Cash and cash equivalents, beginning of period	591,063	122,664
Cash and cash equivalents, end of period	1,978,809	591,063
Supplemental cash flow disclosures:
Cash paid for income taxes	$ 359,362	$ 273,315